CERTIFICATION


     Pursuant to Rule 497(j), Annuity Investors(REGISTERED) Variable Account A, The Commodore Nauticus(REGISTERED) (1933 Act File No. 33-59861, 1940 Act File No. 811-07299) ("Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information used with respect to it do not differ from those contained in Post-Effective Amendment No. 2 ("Amendment No. 2") to its Registration Statement and (b) that Amendment No. 2 was filed electronically.



Dated:  May 6, 1997                       By:  /s/ Mark F. Muething
                                              ---------------------
                                              Mark F. Muething